Net Loss Per Share - Basic And Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income (loss)	$ (156,124)	$ (59,414)
Less: Deemed Dividend	(9,484)	(5,353)
Net income (loss) attributable to common stockholders, basic	$ (165,608)	$ (64,767)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	40,064,087	42,811,383
Net loss per share attributable to common stockholders, basic and diluted	$ (4.13)	$ (1.51)